Financial Risk Management - Summary of Aging Analysis of Customer Finance (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Outstanding Customer Finance [line items]
Customer finance credits	kr 4,247	kr 4,223
Allowances for impairment		(292)	kr 250
Of which neither impaired nor past due [member]
Disclosure Of Outstanding Customer Finance [line items]
Customer finance credits		1,841
Of which impaired, not past due [member]
Disclosure Of Outstanding Customer Finance [line items]
Customer finance credits		2,029
Allowances for impairment		(104)
Of which past due in the following time intervals less than 90 days [member]
Disclosure Of Outstanding Customer Finance [line items]
Customer finance credits		4
Of which past due in the following time intervals 90 days or more [member]
Disclosure Of Outstanding Customer Finance [line items]
Customer finance credits		99
Of which past due and impaired in the following time intervals less than 90 days [member]
Disclosure Of Outstanding Customer Finance [line items]
Customer finance credits		29
Allowances for impairment		(20)
Of which past due and impaired in the following time intervals 90 days or more [member]
Disclosure Of Outstanding Customer Finance [line items]
Customer finance credits		221
Allowances for impairment		kr (168)